Acquisitions and Divestitures - Subsequent to 2017 (Details) CAD in Millions, $ in Millions, ₨ in Billions				12 Months Ended
	Mar. 09, 2018 USD ($)	Feb. 22, 2018 USD ($) shares	Jan. 13, 2017	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Feb. 22, 2018 CAD shares	Feb. 20, 2018 USD ($)	Feb. 20, 2018 INR (₨)	Sep. 02, 2016 shares
Fairfax India | Subsequent event
Disclosure of detailed information about business combination [line items]
Performance fee revenue | $	$ 114.4
The Keg
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary				51.00%
The Keg | Subsequent event
Disclosure of detailed information about business combination [line items]
Percentage of interest sold		51.00%
Fairfax India
Disclosure of detailed information about business combination [line items]
Number of subordinated voting equity interests acquired				7,663,685
Proportion of ownership interest in subsidiary				30.20%	33.60%
Ownership percentage			30.20%
Cara | Subsequent event | The Keg
Disclosure of detailed information about business combination [line items]
Purchase consideration		$ 74.6				CAD 94.7
Cash transferred		$ 7.9				CAD 10.0
Other shareholders | The Keg | Subsequent event
Disclosure of detailed information about business combination [line items]
Percentage of interest sold		49.00%
Fairfax India | Subsequent event | The Catholic Syrian Bank Ltd.
Disclosure of detailed information about business combination [line items]
Purchase consideration							$ 186.0	₨ 12.1
Percentage of interests acquired							51.00%	51.00%
Cara
Disclosure of detailed information about business combination [line items]
Ownership percentage				40.20%	43.20%
Subordinate voting shares
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares)				27,904,801	23,004,207
Subordinate voting shares | Cara
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares)									7,863,280
Subordinate voting shares | Cara | Subsequent event | The Keg
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares)		3,400,000				3,400,000
Other shareholders | Cara | Subsequent event | The Keg
Disclosure of detailed information about business combination [line items]
Purchase consideration		$ 82.7				CAD 105.0
Cash transferred		74.8				95.0
Contingent consideration		$ 24.0				CAD 30.0
Other shareholders | Subordinate voting shares | Cara | Subsequent event | The Keg
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares)		401,123				401,123